UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08985

LMP Corporate Loan Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2013

ITEM 1.                                        SCHEDULE OF INVESTMENTS.

LMP Corporate Loan Fund Inc. (TLI)

FORM N-Q

June 30, 2013

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited)

June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS (a) — 142.1%
Basic Industry — 8.3%
Alpha Natural Resources LLC, Term Loan B	3.500 - 5.000%	5/22/20	$710,000	$688,256
Arch Coal Inc., Term Loan B	5.750%	5/16/18	1,117,180	1,113,340
Atlas Iron Ltd., Term Loan B	8.750%	12/7/17	1,492,500	1,473,844
Constellium Holdco B.V., New Term Loan B	6.000%	3/25/20	957,600	983,934
Eagle Spinco Inc., Term Loan 2	2.695%	1/27/17	139,024	140,761
Essar Steel Algoma Inc., ABL Term Loan	—	9/19/14	1,000,000	1,016,667	(b)
Expera Specialty Solutions LLC, Term Loan B	—	12/21/18	300,000	297,750	(b)
FMG America Finance Inc., Term Loan	5.250%	10/18/17	1,984,987	1,976,855
SunCoke Energy Inc., Term Loan B	4.000%	7/26/18	343,814	342,955
Univar Inc., Term Loan B	5.000%	6/30/17	1,492,373	1,463,225
Walter Energy Inc., Term Loan B	5.750%	4/2/18	1,079,495	1,063,603
Total Basic Industry				10,561,190
Capital Goods — 6.3%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	520,000	517,214
ADS Waste Holdings Inc., New Term Loan B	4.250%	10/9/19	1,393,000	1,390,388
BakerCorp International Inc., New Term Loan	4.250%	2/14/20	1,405,061	1,399,207
Clondalkin Acquisitions BV, Term Loan B	5.750%	5/29/20	240,000	240,600
Reynolds Group Holdings Inc., New Dollar Term Loan	4.750%	9/28/18	1,379,991	1,385,453
Waste Industries U.S.A. Inc., Term Loan B	4.000%	3/17/17	1,565,796	1,566,774
WP CPP Holdings LLC, First Lien Term Loan	4.750%	12/27/19	737,046	747,181
WP CPP Holdings LLC, Second Lien Term Loan	10.500%	6/29/20	750,000	776,250
Total Capital Goods				8,023,067
Communications — 17.6%
Alaska Communications Systems Holdings Inc., USD Term Loan B	6.000%	10/21/16	1,560,227	1,539,242
Ancestry.com Inc., Term Loan	5.250%	12/28/18	655,959	655,467
Charter Communications Operating LLC, Term Loan E	—	4/10/20	1,380,000	1,370,190	(b)
Cricket Communications Inc., Term Loan C	4.750%	3/9/20	1,300,000	1,290,520
Crown Castle International Corp., New Term Loan	3.250%	1/31/19	311,681	311,356
CSC Holdings Inc., New Term Loan B	2.695%	4/17/20	750,000	743,438
Entercom Radio LLC, Term Loan B	5.000 - 6.000%	11/23/18	691,403	699,469
Getty Images Inc., Term Loan B	4.750%	10/18/19	1,492,500	1,480,747
Kabel Deutschland GMBH, USD Term Loan F1	3.250%	2/1/19	1,000,000	999,500
Lamar Media Corp., Term Loan B	4.000%	12/30/16	64,860	65,266
Level 3 Financing Inc., 2019 Term Loan B	5.250%	8/1/19	1,000,000	1,002,083
McGraw-Hill Global Education Holdings LLC, Term Loan	9.000%	3/22/19	1,246,875	1,231,601
NEP Supershooters LP, New Term Loan	4.750%	1/18/20	1,004,950	1,011,546
Nine Entertainmant Group Ltd., Term Loan B	3.500%	2/5/20	750,000	748,438
NTELOS Inc., New Term Loan B	5.750%	11/8/19	1,542,250	1,531,326
Sinclair Television Group Inc., New Term Loan B	3.000%	4/9/20	428,925	429,863
Southern Graphics Inc., Term Loan	5.000%	10/17/19	1,394,895	1,400,126
Telesat LLC, Term Loan B	3.500%	3/28/19	1,344,732	1,346,833
Univision Communications Inc., Converted Extended Term Loan	4.500%	3/2/20	541,311	537,348
Univision Communications Inc., Term Loan C3	4.000%	3/2/20	1,955,100	1,921,934
UPC Financing Partnership, USD Term Loan AH	3.250%	6/30/21	1,000,000	996,563
Village Roadshow Films (BVI) Ltd., Term Loan B	4.750%	11/21/17	180,000	184,608
Weather Channel, REFI Term Loan B	3.500%	2/13/17	749,257	751,833
Windstream Corp., Term Loan B4	3.500%	1/23/20	299,250	300,060
Total Communications				22,549,357

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)

June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical — 27.5%
Advantage Sales & Marketing Inc., New First Lien Term Loan	4.250%	12/18/17	$945,982	$948,150
Ameristar Casinos Inc., Term Loan B	4.000%	4/16/18	1,089,162	1,092,565
Aramark Corp., USD Term Loan D	4.000%	9/9/19	730,000	733,285
Autoparts Holdings Ltd., First Lien Term Loan	6.500%	7/28/17	192,897	190,486
Autoparts Holdings Ltd., Second Lien Term Loan	10.500%	1/29/18	900,000	875,250
Caesars Entertainment Operating Co., Extended Term Loan B6	5.443%	1/26/18	2,197,583	1,946,783
Cannery Casino Resorts LLC, New Second Lien Term Loan	10.000%	10/2/19	500,000	478,750
Cannery Casino Resorts LLC, New Term Loan B	6.000%	10/2/18	248,125	248,590
CCM Merger Inc., New Term Loan B	5.000%	3/1/17	479,108	479,108
CKX Inc., Term Loan B	9.000%	6/21/17	300,000	271,500
Container Store Inc., New Term Loan B	5.500%	4/5/19	1,357,847	1,361,242
Crossmark Holdings Inc., New Term Loan	4.500%	12/20/19	517,400	516,430
Dunkin Brands Inc., Term Loan B3	3.750 - 5.000%	2/14/20	771,233	770,690
Equinox Holdings Inc., First Lien Term Loan	4.500 - 6.500%	1/31/20	1,800,000	1,801,125
Four Seasons Holdings Inc., First Lien Term Loan	—	6/30/20	240,000	240,900	(b)
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	1,000,000	967,917
J. Crew Group Inc., Term Loan B1	4.000%	3/7/18	1,496,183	1,491,196
Las Vegas Sands LLC, Extended Term Loan B	—	11/23/16	920,000	919,178	(b)
Laureate Education Inc., Extended Term Loan	5.250%	6/18/18	1,375,490	1,376,350
Live Nation Entertainment Inc., Term Loan B	4.500%	11/7/16	989,796	997,417
MGM Resorts International, Term Loan B	3.500%	12/20/19	995,000	1,008,759
Michaels Stores Inc., New Term Loan	3.750%	1/28/20	1,090,000	1,088,070
Milk Specialties Co., New Term Loan B	7.000%	11/7/18	523,688	528,924
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	994,984	999,337
Neiman Marcus Group Inc., Extended Term Loan	4.000%	5/16/18	1,570,000	1,566,934
Oceania Cruises Inc., Extended Term Loan B	5.000%	4/27/15	90,000	89,025
Oceania Cruises Inc., New Term Loan B	—	6/29/20	1,170,000	1,158,300	(b)
OSI Restaurant Partners LLC, New Term Loan	3.500%	10/25/19	1,000,000	997,813
Peninsula Gaming LLC, Term Loan	4.250%	11/20/17	930,325	934,686
Peppermill Casinos Inc., Term Loan B	7.250%	10/17/19	995,000	1,011,791
Petco Animal Supplies Inc., New Term Loan	4.000%	11/24/17	997,442	998,845
Pilot Travel Centers LLC, Term Loan B2	4.250%	8/7/19	992,500	981,025
Pinnacle Entertainment Inc., Series A Incremental Term Loan	4.000%	3/19/19	987,500	990,278
Realogy Corp., Extended Term Loan	4.500%	3/5/20	997,500	1,003,111
Regent Seven Seas Cruises Inc., REFI Term Loan B	4.750%	12/21/18	1,000,000	1,006,813
Schaeffler AG, USD Term Loan C	4.250%	1/27/17	880,000	882,200
Station Casinos Inc., New Term Loan B	5.000%	3/1/20	648,375	649,672
Wendy’s International Inc., New Term Loan B	—	5/15/19	1,560,000	1,558,538	(b)
Total Consumer Cyclical				35,161,033
Consumer Non-Cyclical — 40.3%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	1,160,000	1,185,134
Alvogen Pharma U.S. Inc., New Term Loan B	7.000%	5/15/18	1,000,000	992,500
Anchor Hocking LLC, New Term Loan	7.500%	5/6/20	1,610,000	1,622,075
Aptalis Pharma Inc., Term Loan B	5.500%	2/10/17	971,186	971,793
Bass Pro Group LLC, New Term Loan	4.000%	11/20/19	1,466,062	1,467,125
Bausch & Lomb Inc., Term Loan B	4.000%	5/17/19	1,243,742	1,255,108
Biomet Inc., Extended Term Loan B	3.943 - 4.023%	7/25/17	1,803,938	1,799,588
Capsugel Holdings U.S. Inc., New Term Loan B	4.250%	8/1/18	1,156,199	1,167,761
Catalent Pharma Solutions Inc., Dollar Term Loan B2	4.250%	9/15/17	197,508	197,014

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)

June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical — continued
Catalent Pharma Solutions Inc., Extended Term Loan B	3.698%	9/15/16	$678,140	$675,879
CRC Health Corp., Extended Term Loan	4.695%	11/16/15	987,592	990,061
Del Monte Foods Co., Term Loan	4.000%	3/8/18	1,025,565	1,023,531
DJO Finance LLC, Term Loan B3	4.750%	9/15/17	1,033,217	1,042,258
Dole Food Co. Inc., New Term Loan	3.750 - 5.000%	4/1/20	498,125	496,983
Emergency Medical Services Corp., Term Loan	4.000%	5/25/18	1,211,772	1,211,339
FGI Operating Co. LLC, Term Loan	5.500%	4/19/19	997,482	1,001,223
General Nutrition Centers Inc., New Term Loan	3.750%	3/2/18	1,124,688	1,124,219
Grifols Inc., New Term Loan B	4.250%	6/1/17	1,829,662	1,841,587
H.J. Heinz Co., Term Loan B2	3.500%	6/5/20	1,000,000	1,001,185
HCA Inc., Extended Term Loan B3	2.948%	5/1/18	2,231,309	2,237,235
Healogics Inc., First Lien Term Loan	5.250%	2/5/19	149,625	150,654
Healogics Inc., Second Lien Term Loan	9.250%	2/5/20	500,000	511,875
Hostess Brands Inc., Term Loan	6.750%	3/6/20	1,100,000	1,120,625
Language Line LLC, New Term Loan B	6.250%	6/20/16	1,250,286	1,240,596
Merge Healthcare Inc., Term Loan B	6.000%	4/23/19	960,000	964,800
Michael Foods Group Inc., Term Loan	4.250%	2/23/18	1,780,794	1,800,086
Mill U.S. Acquisition LLC, First Lien Term Loan	—	5/22/20	1,030,000	1,025,494	(b)
Mill U.S. Acquisition LLC, Second Lien Term Loan	—	5/21/21	330,000	328,350	(b)
Par Pharmaceutical Cos. Inc., REFI Term Loan B	4.250%	9/30/19	1,990,000	1,980,938
Party City Holdings Inc., REFI Term Loan B	4.250%	7/29/19	1,352,026	1,350,759
Pharmaceutical Product Development Inc., New Term Loan B	4.250%	12/5/18	855,700	858,731
Quintiles Transnational Corp., New Term Loan B	4.500%	6/8/18	1,266,450	1,269,616
Radnet Management Inc., New Term Loan B	4.250 - 5.500%	10/10/18	840,000	841,575
Regionalcare Hospital Partners Inc., REFI Term Loan	7.000%	11/4/18	1,691,511	1,702,083
ServiceMaster Co., New Term Loan	4.250%	1/31/17	995,000	986,791
Sheridan Holdings Inc., New Second Lien Term Loan	9.000%	7/1/19	1,000,000	1,009,583
Sun Products Corp., New Term Loan	5.500%	3/23/20	638,400	632,548
Sun Products Corp., Second Lien Term Loan	5.500%	10/26/14	360,000	355,500
Supervalu Inc., New Term Loan B	5.000%	3/21/19	699,399	708,229
Tempur-Pedic International Inc., New Term Loan B	3.500%	12/12/19	853,822	866,540
Universal Health Services Inc., Term Loan B	2.443%	11/15/16	862,447	868,732
Valeant Pharmaceuticals International Inc., Series D Tranche B	3.500%	2/13/19	1,191,015	1,183,447
ValleyCrest Cos., LLC, New Term Loan	5.500%	6/13/19	1,230,000	1,229,616
Vanguard Health Holdings Co. II LLC, REFI Term Loan B	3.750%	1/29/16	495,274	497,874
Visant Holding Corp., Term Loan B	5.250%	12/22/16	1,489,587	1,426,546
Warner Chilcott Co. LLC, New Term Loan B2	4.250%	3/15/18	90,478	90,693
Warner Chilcott Corp., Incremental Term Loan B1	4.250%	3/15/18	292,881	293,577
Warner Chilcott Corp., New Term Loan B1	4.250%	3/15/18	672,789	674,387
WC Luxco S.a.r.l., New Term Loan B3	4.250%	3/15/18	530,169	531,429
WNA Holdings Inc., USD Second Lien Term Loan	8.500%	11/30/20	1,000,000	1,000,000
Wolverine Worldwide Inc., Term Loan B	4.000%	7/31/19	779,286	784,150
Total Consumer Non-Cyclical				51,589,422
Electric — 5.1%
Astoria Generating Co. Acquisitions LLC, New Term Loan	8.500%	10/26/17	1,000,000	1,034,167
Dynegy Holdings Inc., Term Loan B2	4.000%	4/23/20	393,846	392,370
Equipower Resources Holdings LLC, Term Loan C	—	12/15/20	1,800,000	1,791,000	(b)
La Frontera Generation LLC, Term Loan	4.500%	9/30/20	320,000	318,700
Star West Generation LLC, Term Loan B	5.000%	3/13/20	1,070,000	1,086,050
Topaz Power Holdings LLC, Term Loan	5.250%	2/26/20	1,495,000	1,502,708

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)

June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric — continued
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	$455,529	$466,917
Total Electric				6,591,912
Energy — 8.1%
BBTS Borrower LP, Term Loan B	8.750%	5/31/19	1,000,000	998,125
EP Energy LLC, Term Loan B3	3.500%	5/24/18	1,500,000	1,493,672
Frac Tech International LLC, Term Loan B	8.500%	5/6/16	1,000,000	967,857
GIM Channelview Cogeneration LLC, Term Loan B	—	5/4/20	340,000	342,833	(b)
Pacific Drilling SA, Term Loan B	4.500%	6/4/18	1,000,000	997,875
Panda Temple Power II LLC, New Term Loan B	7.250%	4/3/19	250,000	255,000
Philadelphia Energy Solutions LLC, Term Loan B	6.250%	4/4/18	430,000	429,463
Quicksilver Resources Inc., New Second Lien Term Loan	7.000%	6/21/19	600,000	582,000
Rice Energy LLC, Second Lien Term Loan	8.500%	10/25/18	1,137,150	1,128,621
Samson Investment Co., Second Lien Term Loan	6.000%	9/25/18	1,000,000	1,000,000
Teine Energy Ltd., Second Lien Term Loan	7.500%	5/9/19	1,995,250	1,965,321
Tesoro Corp., Term Loan B	2.523%	1/29/16	160,000	160,248
Total Energy				10,321,015
Financial Other — 3.8%
Cunningham Lindsey U.S. Inc., First Lien Term Loan	5.000%	12/10/19	1,099,475	1,103,598
Cunningham Lindsey U.S. Inc., Second Lien Term Loan	9.250%	6/10/20	779,545	789,290
Flying Fortress Inc., First Lien Term Loan	5.000%	6/30/17	900,000	903,375
Wall Street Systems Inc., New Second Lien Term Loan	9.250%	4/24/20	2,000,000	2,030,000
Total Financial Other				4,826,263
Industrial Other — 6.2%
Allflex Holdings II Inc., New First Lien Term Loan	—	6/11/20	390,000	390,812	(b)
Allflex Holdings II Inc., New Second Lien Term Loan	—	6/11/21	490,000	494,287	(b)
Generac Power Systems Inc., New Term Loan B	—	5/29/20	1,500,000	1,491,094	(b)
Intelligrated Inc., First Lien Term Loan	4.500%	7/30/18	488,769	489,380
JMC Steel Group Inc., Term Loan	4.750%	4/3/17	1,587,434	1,584,128
Lineage Logistics Holdings, LLC, Term Loan	4.500%	4/26/19	500,000	499,844
Mirror Bidco Ltd., Term Loan B	—	12/18/19	1,741,250	1,747,508	(b)
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	1,194,000	1,187,191
Total Industrial Other				7,884,244
Insurance — 0.9%
Multiplan Inc., New Term Loan B	4.000%	8/25/17	1,128,763	1,133,801
Natural Gas — 0.6%
Energy Transfer Equity LP, New Term Loan B	3.750%	3/24/17	815,583	819,724
Technology — 11.5%
Attachmate Corp., New First Lien Term Loan	7.250 - 8.000%	11/22/17	629,000	631,920
CompuCom Systems Inc., REFI Term Loan B	4.250%	5/8/20	1,060,000	1,053,707
Eagle Parent Inc., New Term Loan	4.500%	5/16/18	1,038,859	1,042,106
Expert Global Solutions Inc., Term Loan B	8.500%	4/3/18	881,477	893,597
First Data Corp., Extended 2018 Term Loan B	4.193%	3/23/18	1,250,000	1,221,094
Freescale Semiconductor Inc., Term Loan B4	5.000%	3/2/20	120,000	119,212
InfoGroup Inc., New Term Loan	7.500%	5/25/18	942,287	858,659
Infor (U.S.) Inc., USD Term Loan B2	5.250%	4/5/18	1,216,444	1,225,568
Intralinks Inc., Term Loan	5.750%	6/15/14	597,635	599,129
Kronos Inc., First Lien Term Loan	4.500%	10/30/19	1,217,500	1,225,870
Magic Newco LLC, First Lien Term Loan	7.250%	12/12/18	898,213	904,669

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)

June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology — continued
NXP B.V., Term Loan C	4.750%	1/11/20	$497,500	$505,170
Sophia LP, New Term Loan B	4.500%	7/19/18	738,423	741,192
SumTotal Systems Inc., First Lien Term Loan	6.250 - 7.250%	11/16/18	698,250	697,814
SunGard Data Systems Inc., Term Loan D	4.500%	1/31/20	997,500	1,001,864
Syniverse Holdings Inc., Term Loan	5.000%	4/23/19	1,212,750	1,218,435
Vertafore Inc., Second Lien Term Loan	9.750%	10/27/17	800,000	816,500
Total Technology				14,756,506
Transportation — 5.9%
AMR Corp., DIP Term Loan B	—	6/21/19	1,390,000	1,391,085	(b)
AWAS Finance Luxembourg 2012 SA, New Term Loan	3.500%	7/16/18	735,921	745,120
Commercial Barge Line Co., First Lien Term Loan	7.500%	9/23/19	927,675	899,845
Commercial Barge Line Co., Second Lien Term Loan	10.750%	3/22/20	540,000	521,100
Delta Air Lines Inc., New Term Loan B	—	4/20/17	2,000,000	2,006,990	(b)
Hertz Corp., Term Loan B2	3.000%	3/11/18	1,077,300	1,073,709
U.S. Airways Group Inc., Term Loan B1	4.250%	5/23/19	560,000	553,700
United Airlines Inc., New Term Loan B	4.000%	3/22/19	310,000	312,325
Total Transportation				7,503,874
TOTAL SENIOR LOANS (Cost — $180,737,465)				181,721,408
CORPORATE BONDS & NOTES — 6.1%
CONSUMER DISCRETIONARY — 2.0%
Media — 2.0%
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	500,000	540,000
DISH DBS Corp., Senior Notes	6.750%	6/1/21	190,000	202,825
Lynx I Corp., Senior Secured Notes	5.375%	4/15/21	670,000	676,700	(c)
National CineMedia LLC, Senior Notes	7.875%	7/15/21	1,000,000	1,090,000
TOTAL CONSUMER DISCRETIONARY				2,509,525
ENERGY — 1.2%
Energy Equipment & Services — 0.2%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	220,000	229,350
Oil, Gas & Consumable Fuels — 1.0%
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	490,000	479,881	(c)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.500%	7/15/23	100,000	92,000
Stallion Oilfield Holdings Ltd., Senior Secured Notes	10.500%	2/15/15	684,000	725,724
Total Oil, Gas & Consumable Fuels				1,297,605
TOTAL ENERGY				1,526,955
HEALTH CARE — 0.2%
Health Care Providers & Services — 0.2%
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	240,000	253,800	(c)
INDUSTRIALS — 0.9%
Machinery — 0.9%
Briggs & Stratton Corp.	6.875%	12/15/20	1,050,000	1,160,250
MATERIALS — 0.3%
Chemicals — 0.1%
Omnova Solutions Inc., Senior Notes	7.875%	11/1/18	188,000	196,460
Metals & Mining — 0.2%
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	270,000	249,750	(c)
TOTAL MATERIALS				446,210

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)

June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TELECOMMUNICATION SERVICES — 1.5%
Diversified Telecommunication Services — 1.1%
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	$500,000	$527,500
Wind Acquisition Finance SA, Senior Secured Notes	6.500%	4/30/20	870,000	867,825	(c)
Total Diversified Telecommunication Services				1,395,325
Wireless Telecommunication Services — 0.4%
Softbank Corp., Senior Notes	4.500%	4/15/20	550,000	530,200	(c)
TOTAL TELECOMMUNICATION SERVICES				1,925,525
TOTAL CORPORATE BONDS & NOTES (Cost — $7,532,997)				7,822,265

			SHARES
COMMON STOCKS — 1.2%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
Dayco Products LLC			4,912	170,692	*
ENERGY — 1.1%
Oil, Gas & Consumable Fuels — 1.1%
SemGroup Corp., Class A Shares			24,938	1,343,161
TOTAL COMMON STOCKS (Cost — $687,306)				1,513,853
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $188,957,768)				191,057,526

			FACE AMOUNT
SHORT-TERM INVESTMENTS — 9.9%
Repurchase Agreements — 9.9%
State Street Bank & Trust Co. repurchase agreement dated 6/28/13; Proceeds at maturity - $12,650,011; (Fully collateralized by U.S. government agency obligations, 2.110% due 11/7/22; Market value - $12,907,641) (Cost - $12,650,000)	0.010%	7/1/13	12,650,000	12,650,000
TOTAL INVESTMENTS — 159.3% (Cost — $201,607,768#)				203,707,526
Auction Rate Cumulative Preferred Stock, at Liquidation Value — (27.4)%				(35,000,000)
Liabilities in Excess of Other Assets — (31.9)%				(40,795,154)
TOTAL NET ASSETS — 100.0%				$127,912,372

* Non-income producing security.
(a) Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(b) All or a portion of this loan is unfunded as of June 30, 2013. The interest rate for fully unfunded term loans is to be determined.

(c)    Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

# Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
REFI	- Refinancing
Second Lien	- Subordinate Lien to First Lien
Term	- Term loan typically with a First Lien on specified assets

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

LMP Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.  Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances.  Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.  These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to schedule of investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Collateralized senior loans	—	$181,721,408	—	$181,721,408
Corporate bonds & notes	—	7,822,265	—	7,822,265
Common stocks:
Consumer discretionary	—	170,692	—	170,692
Energy	$1,343,161	—	—	1,343,161
Total long-term investments	$1,343,161	$189,714,365	—	$191,057,526
Short-term investments†	—	12,650,000	—	12,650,000
Total investments	$1,343,161	$202,364,365	—	$203,707,526

†See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Senior loans. Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions (“Lenders”) represented in each case by one or more such Lenders acting as agent of the Lenders. On behalf of the Lenders, the agent will be primarily responsible for negotiating the loan agreement that establishes the relative terms and conditions of the Senior Loan and rights of the borrower and the Lenders. Also, an agent typically administers the terms of the loan agreement and is responsible for the monitoring of collateral and collection of principal and interest and fee payments from the borrower and the apportionment of these payments to the credit of all investors which are parties to the loan agreement. The Fund may act as one of the group of Lenders in a Senior Loan, and purchase assignments and participations in Senior Loans from third parties. Senior Loans are subject to credit risks, including the risk of nonpayment of scheduled interest or loan payments.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At June 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,868,609
Gross unrealized depreciation	(768,851)
Net unrealized appreciation	$2,099,758

Notes to schedule of investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc..

By	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date: August 23, 2013

By	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: August 23, 2013